Collection Period Ended 31-Dec-2011
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
22,947,938.66 0.729267
0.00 1.000000
22,947,938.66
Interest & Principal
Payment
0.00
0.00
23,341,854.22
120,945.67
23,462,799.89
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No. 20
Collection Period (from... to)
1-Dec-2011 31-Dec-2011
Determination Date 12-Jan-2012
Record Date 13-Jan-2012
Distribution Date
17-Jan-2012
15-Dec-2011 17-Jan-2012 Actual/360 Days 33
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Dec-2011 15-Jan-2012 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Balance Balance Balance
0.000000
Class A-3 Notes 425,000,000.00 332,886,390.02 309,938,451.36 53.995150
Class A-2 Notes 220,000,000.00 0.00 0.00
0.000000
Total Note Balance
992,820,000.00
400,706,390.02
377,758,451.36
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
Overcollateralization 103,010,874.91 59,346,870.62 55,948,151.81
Adjusted Pool Balance
1,095,830,874.91 460,053,260.64 433,706,603.17
Yield Supplement Overcollateralization Amount 54,176,014.97 21,451,250.51 20,237,173.05
Pool Balance
1,150,006,889.88
481,504,511.15
453,943,776.22
Amount Percentage
Initial Overcollateralization Amount
103,010,874.91 9.40%
Target Overcollateralization Amount 55,948,151.81 12.90%
Current Overcollateralization Amount 55,948,151.81 12.90%
0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
0.926860
0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Class A-1 Notes 0.309120% 0.00
54.922010
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000% 393,915.56
Total
514,861.23
Aggregate Principal Distributable Amount
Available Funds
Distributions
Principal Collections 27,290,419.97 (1) Total Servicing Fee 401,253.76
Interest Collections 1,600,372.16 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 35,354.16 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 213,012.50 (3) Interest Distributable Amount Class A Notes 514,861.23
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings
146.85
(6) Regular Principal Distributable Amount
22,947,938.66
Available Collections
29,139,305.64 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
29,139,305.64
(9) Excess Collections to Certificateholders
5,275,251.99
Total Distribution
29,139,305.64
Distribution Detail
Due Paid Shortfall
Total Servicing Fee
401,253.76 401,253.76 0.00
Total Trustee Fee 0.00 0.00 0.00
Monthly Interest Distributable Amount 514,861.23 514,861.23 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 393,915.56 393,915.56 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes
0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
Interest Distributable Amount Class A Notes 514,861.23 514,861.23 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 22,947,938.66 22,947,938.66 0.00
22,947,938.66 22,947,938.66 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 14.07 minus Net Investment Earnings
14.07
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 14.07
Net Investment Earnings on the Collection Account
132.78
Investment Earnings for the Collection Period 146.85
Notice to Investors
31-60 Days Delinquent
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period 481,504,511.15 25,669
Principal Collections 16,311,514.26
Principal Collections attributable to Full Pay-offs
10,978,905.71
Principal Purchase Amounts 0.00
Principal Gross Losses 270,314.96
Pool Balance end of Collection Period
453,943,776.22 24,893
Pool Factor 39.47%
As of Cutoff Date Current
Weighted Average APR 4.06% 3.98%
Weighted Average Number of Remaining Payments
50.23 32.67
Weighted Average Seasoning (months) 11.89 31.54
Delinquency Profile *
Amount Number of Receivables Percentage
Current 449,218,093.12 24,695 98.96%
3,317,476.97 145 0.73%
61-90 Days Delinquent 849,084.45 33 0.19%
91-120 Days Delinquent 559,121.68 20 0.12%
Total 453,943,776.22 24,893 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 270,314.96
Principal Net Liquidation Proceeds 34,900.75
Principal Recoveries
210,756.28
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.345%
Principal Net Losses 24,657.93
Cumulative Principal Net Losses 3,964,775.03